Statements of Income (Loss) and Comprehensive Income (Loss) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 212,780
Cost of revenue	(56,216)
Gross profit	156,564
Selling and marketing expenses	(8,947)
General and administrative expense	(470,788)	(2,500)
Operating (loss) income	(323,171)	(2,500)
Other expenses, net	(40)
Income (loss) before income taxes	(323,211)	(2,500)
Income (taxes) benefits	43,930
Net loss for the year	(279,281)	(32,829)
Foreign currency translation differences	(3,345)
Total comprehensive loss for the year	(275,936)	(32,829)
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Revenue	780,574	431,529
Cost of revenue	(154,192)	(101,886)
Gross profit	626,382	329,643
Selling and marketing expenses	(28,059)	(19,245)
General and administrative expense	(661,072)	(581,289)
Operating (loss) income	(62,749)	(270,891)
Other expenses, net	(1,673)	(19,166)
Income (loss) before income taxes	(64,422)	(290,057)
Income (taxes) benefits	(1,142)	50,860
Net loss for the year	(65,564)	(239,197)
Foreign currency translation differences	4,770	(28,214)
Total comprehensive loss for the year	$ (60,794)	$ (267,411)